Long-Term Debt and Other Financial Liabilities, HCOB Facility (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Sep. 01, 2015
Secured Credit Facilities [Abstract]
Principal amount outstanding		$ 185,509	$ 198,607
HCOB Facility [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity				$ 44,430
Proceeds from drawdown	$ 44,430
Frequency of periodic payment		Quarterly
Installment payment		$ 1,049
Balloon payment		$ 28,837
Maturity date		Jun. 30, 2020
Principal amount outstanding		$ 30,936